Capital Advisors Growth Fund
Schedule of Investments
at March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS - 88.71%
	Asset Management - 2.47%
3,380	BlackRock, Inc.	$2,582,895

	Auto Manufacturers - 1.88%
45,000	General Motors Co.*	1,968,300

	Banks - Global - 2.86%
21,939	JPMorgan Chase & Co.	2,990,724

	Biotechnology - 0.81%
6,520	Beam Therapeutics, Inc.*	373,596
6,525	Intellia Therapeutics, Inc.*	474,172
		847,768

	Business Services - 1.70%
8,000	Visa, Inc. - Class A	1,774,160

	Business Software & Services - 6.05%
20,500	Microsoft Corp.	6,320,355

	Catalog & Mail Order Houses - 4.44%
1,425	Amazon.com, Inc.*	4,645,429

	Copper - 1.98%
41,540	Freeport-McMoRan, Inc.	2,066,200

	Diagnostics & Research - 6.77%
11,800	Danaher Corp.	3,461,294
6,130	Thermo Fisher Scientific, Inc.	3,620,685
		7,081,979
	Discount Stores - 2.01%
9,420	Dollar General Corp.	2,097,175

	Farm & Heavy Construction Machinery - 1.88%
22,255	PACCAR, Inc.	1,959,998

	Grocery Stores - 2.95%
53,825	Kroger Co.	3,087,940

	Health Care Plans - 3.50%
7,175	UnitedHealth Group, Inc.	3,659,035

	Information Technology Services - 4.32%
13,400	Accenture Plc - Class A#	4,518,882

	Insurance - Diversified - 3.24%
9,600	Berkshire Hathaway, Inc. - Class B*	3,387,936

	Internet Information Providers - 6.35%
410	Alphabet, Inc. - Class A*	1,140,353
1,970	Alphabet, Inc. - Class C*+	5,502,190
		6,642,543
	Medical Devices - 2.07%
8,095	Stryker Corp.	2,164,198

	Medical Instruments & Supplies - 1.51%
5,223	Intuitive Surgical, Inc.*	1,575,675

	Oil & Gas Equipment and Services- 1.12%
30,925	Halliburton Co.	1,171,130

	Oil & Gas Exploration and Production- 4.30%
18,000	Pioneer Natural Resources Co.	4,500,540

	Personal Computers - 5.35%
32,040	Apple, Inc.	5,594,504

	Personal Products - 2.93%
20,038	Procter & Gamble Co.	3,061,806

	Processed & Packaged Goods - 2.82%
17,639	PepsiCo, Inc.	2,952,416

	Real Estate Development - 2.53%
46,765	Brookfield Asset Management, Inc. - Class A#	2,645,496

	Scientific Research & Development Services - 0.39%
6,425	CRISPR Therapeutics AG#*	403,297

	Semiconductor Equipment & Materials - 5.31%
16,190	Applied Materials, Inc.	2,133,842
8,080	NVIDIA Corp.	2,204,709
6,575	NXP Semiconductors N.V.#	1,216,901
		5,555,452
	Specialty Industrial Machinery - 4.59%
6,415	Generac Holdings, Inc.*	1,906,923
14,845	Honeywell International, Inc.	2,888,540
		4,795,463
	Waste Management - 2.58%
17,045	Waste Management, Inc.	2,701,632
	Total Common Stocks (Cost $53,362,821)	92,752,928

	MONEY MARKET FUND - 11.24%
11,750,938	First American Government Obligations Fund, Class X, 0.19%† (Cost $11,750,938)	11,750,938
	Total Investments in Securities (Cost $65,113,759) - 99.95%	104,503,866
	Other Assets in Excess of Liabilities - 0.05%	57,142
	Net Assets - 100.00%	$104,561,008

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day annualized yield as of March 31, 2022.
	+ Non-voting shares.

Capital Advisors Growth Fund
Summary of Fair Value Disclosure at March 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks
Basic Materials	$2,066,200	$-	$-	$2,066,200
Consumer Cyclical	1,968,300	-	-	1,968,300
Consumer Defensive	5,185,115	-	-	5,185,115
Consumer Goods	6,014,222	-	-	6,014,222
Energy	5,671,670	-	-	5,671,670
Financial	13,381,211	-	-	13,381,211
Healthcare	15,731,951	-	-	15,731,951
Industrial	9,457,093	-	-	9,457,093
Services	6,779,271	-	-	6,779,271
Technology	26,497,895	-	-	26,497,895
Total Common Stocks	92,752,928	-	-	92,752,928
Money Market Fund	11,750,938	-	-	11,750,938
Total Investments in Securities	$104,503,866	$-	$-	$104,503,866

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.